Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	vuzi
Entity Registrant Name	Vuzix Corp
Entity Central Index Key	0001463972
Entity Filer Category	Smaller Reporting Company